Employee Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Debt Securities [Member]	Dec. 31, 2011 Debt Securities [Member]	Dec. 31, 2012 Passive global equities [Member]	Dec. 31, 2011 Passive global equities [Member]	Dec. 31, 2012 Active global equities [Member]	Dec. 31, 2011 Active global equities [Member]	Dec. 31, 2012 Domestic equity securities mid cap [Member]	Dec. 31, 2011 Domestic equity securities mid cap [Member]	Dec. 31, 2012 Emerging markets equities [Member]	Dec. 31, 2011 Emerging markets equities [Member]	Dec. 31, 2012 Real estate equity securities [Member]	Dec. 31, 2011 Real estate equity securities [Member]	Dec. 31, 2013 Scenario, Forecast [Member]	Dec. 31, 2012 Qualified pension plans [Member]	Dec. 31, 2011 Qualified pension plans [Member]	Dec. 31, 2013 Qualified pension plans [Member] Scenario, Forecast [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Qualified employees maximum contribution to defined contribution savings plan allowed in percentage of annual compensation	75.00%
Company contribution to defined savings plan	Employee contributions are 100 percent matched by the Company, up to four percent of an employee's eligible annual compensation
Employee retirement savings plan matching expenses	$ 111	$ 103	$ 96
Vesting service period for defined benefit pension plan	3
Company contributions to qualified pension plans																	35	0	207
Non-qualified pension plans expected contribution by the employer																23
Asset allocation for the company's qualified pension plan				20.00%	10.00%	35.00%	45.00%	25.00%	25.00%	10.00%	10.00%	5.00%	5.00%	5.00%	5.00%
Plan assets of the qualified pension plans that have asset management arrangements with related parties	168	95
Cash collateral for borrowed securities	14	12
Obligation to return cash collateral	$ 20	$ 20